EAI SELECT MANAGERS EQUITY FUND

                       REVIEW OF FIRST SIX MONTHS OF 2002

--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We would like to take this opportunity to present the first half of 2002 report on the EAI Select Managers Equity Fund ("the Fund"). The first part of this review details the performance of the Fund and the factors that influenced it, while the second part summarizes the domestic equity markets so far in 2002.

EAI SELECT MANAGERS EQUITY FUND

The EAI Select Managers Equity Fund lagged the S&P 500 Index for the first six months of 2002 with a return of -15.9%. For the three and five year periods ended June 30, 2002, the Fund still compares favorably relative to the S&P 500.

(Please see the chart below.)

Consumer discretionary (-16.9%), which was overweighted (averaging 20.7% vs. 13.5% for the S&P 500), was the largest detractor over the period. This sector was dominated (61.8%) by media companies (-26.9%). Worries about ad revenue growth and high debt levels took their toll, particularly in the second quarter. Cablevision Systems Corp. (-80.1%) and AOL Time Warner Inc. (-54.2%) were hard hit. This sector did include Harrah's Entertainment Inc. (+19.8%), the biggest contributor to the Fund's results.

Another negative, although a small weighting, at 2.1%, was telecom service (-63.7%), which included communications tower company Crown Castle Int'l. Corp. (-63.2%), and Sprint PCS (-81.7%); the wireless industry remains under extreme pressure.

On the bright side were consumer staples (+5.0%) and materials (+11.9%), which comprised, on average, 8.5% and 2.1%. Within staples, all of the issues outperformed the S&P 500 and 6 out of the 10 actually rose; Coca-Cola Co. (+19.7%) led. Materials were led by paper companies (+18.1%), which rose on news of renewed economic growth.

Other positives included aerospace & defense (+27.5%) within the industrials (-9.3%), and an individual security, Intuit (+16.2%), a developer of financial reporting software, that bucked the "tech wreck".

Please keep in mind that this summary covers only a six-month period. We encourage all of our shareholders to continue to maintain a longer- term view.

PERCENT OF NET ASSETS AS OF 6/30/02: CABLEVISION SYSTEMS CORP. (0.2%), AOL TIME WARNER INC. (0.7%), CROWN CASTLE INT'L CORP. (0.6%), SPRINT PCS (0.1%), COCA-COLA CO. (1.2%), INTUIT (1.7%).

ECONOMIC REVIEW

After eleven interest rate reductions in 2001, the Federal Reserve left short-term interest rates unchanged at their regularly scheduled January 30, March 19, May 7 and June 26 meetings. Citing signs of economic improvement, their stance went from an easing bias to more of a neutral bias.

For the most part, the economic environment showed significant signs of improvement. A strong first quarter GDP, an expansionary manufacturing sector (the first in 19 months), increasing consumer confidence, and a revival in payrolls convinced investors that the economic recovery has arrived. Fed Chairman Alan Greenspan stated in late February that the U.S. was "close to a turning point".

THE STOCK MARKET REVIEW

In the first six months, the S&P 500 fell 13.2%, marking the worst first half since 1970. The NASDAQ was even harder hit (-24.8%); it experienced its worst first half ever.

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

The market was trendless in the first three months of the year, as better economic conditions were offset by concerns over accounting issues (i.e. Enron) and the strength of the earnings recovery.

Any rally attempts ended in April. Confusion and frustration reigned. The better economy and very low interest rates have not translated into higher earnings, particularly for tech companies. In addition, confidence was shaken by the concerns over analyst independence in firms that also have investment banking relationships, renewed terrorist threats and accounting issues, which resurfaced with WorldCom's revelations. Tension between India and Pakistan added to the gloom.

Weakness in the S&P 500 was widespread, with 5 of the 10 sectors declining at least 14%. Information technology (-31.5%) and telecom services (-35.3%) were by far the worst performers, continuing the trend of the past two years. Healthcare (-16.7%) was also a major laggard. Pharmaceuticals (-19.7%) and biotech (-31.0%) fell as the drug pipeline seems to be slowing and the FDA is not in an "approval mood".

Consumer staples (+5.7%) and materials (+8.7%) held up relatively well. Steady growers, with little chance for accounting irregularities, were investor favorites in staples. Materials were led by chemical (+8.7%) and paper (+10.3%) companies. The better economy is translating into higher demand for these products.


                                    * * * * *


The attached report provides you with a listing of the investment portfolio, performance results, and the financial statements as of June 30, 2002. As always, should you have any questions, please feel free to contact us.

We thank you for your continued confidence in the EAI Select Managers Equity
Fund.

Sincerely,



/s/ Phillip Maisano
-------------------
Phillip Maisano
President
August 2002

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------
                                                                   SINCE
                                                                 INCEPTION
                          1 YEAR      3 YEARS     5 YEARS         (1/2/96)
--------------------------------------------------------------------------------
 The Fund ...........     -22.09       -7.49       4.34             7.92
--------------------------------------------------------------------------------
 S&P 500 Index ........   -17.99       -9.18       3.66             9.23
--------------------------------------------------------------------------------

The performance data represents past performance and is not indicative of future results. Investment return and principal value of an investment in the Fund will vary so that shares, when redeemed, may be worth more or less than their original cost.

The Manager is currently waiving certain or all expenses on the Fund. Had the Fund incurred all expenses, investment returns would have been reduced.

The S&P 500 is an unmanaged capitalization weighted index of 500 commonly traded stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of those stocks. The index assumes reinvestment of dividends. Unless otherwise indicated, performance figures are for the month indicated (through the last trading date that month).

                         EAI SELECT MANAGERS EQUITY FUND
                SCHEDULE OF INVESTMENTS JUNE 30, 2002 (Unaudited)

NO. OF
COMMON
SHARES                 SECURITIES                                 VALUE (NOTE 1)
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE: 3.1%
  3,400    General Dynamics Corp. ................................  $   361,590
  6,200    Honeywell International, Inc. .........................      218,426
  2,000    Lockheed Martin Corp. .................................      139,000
  3,700    Northrop Grumman Corp. ................................      462,500
  4,500    Raytheon Co. ..........................................      183,375
                                                                    -----------
                                                                      1,364,891
                                                                    -----------
AIR FREIGHT & LOGISTICS: 0.4%
  3,100    Fedex Corp. ...........................................      165,540
                                                                    -----------
BANKS: 3.1%
  4,900    Bank of America Corp. .................................      344,764
  3,500    Bank One Corp. ........................................      134,680
  9,700    Mellon Financial Corp. ................................      304,871
  3,600    PNC Financial Services Group, Inc. ....................      188,208
  7,800    Wells Fargo & Co. .....................................      390,468
                                                                    -----------
                                                                      1,362,991
                                                                    -----------
BEVERAGES: 3.4%
 10,660    Coca-Cola Co. .........................................      596,960
 18,200    PepsiCo, Inc. .........................................      877,240
                                                                    -----------
                                                                      1,474,200
                                                                    -----------
BIOTECHNOLOGY: 3.5%
  6,770    Amgen, Inc. ...........................................      283,528
 12,500    Biogen, Inc. ..........................................      517,875
  5,600    Genentech, Inc. .......................................      187,600
  9,000    Genzyme Corp.--General Division .......................      173,160
  5,000    IDEC Pharmaceuticals Corp. ............................      177,250
  2,200    Invitrogen Corp. ......................................       70,422
  4,200    MedImmune, Inc. .......................................      110,880
                                                                    -----------
                                                                      1,520,715
                                                                    -----------
CHEMICALS: 1.2%
  8,100    Dow Chemical Co. ......................................      278,478
  5,300    E.I. Du Pont de Nemours & Co. .........................      235,320
                                                                    -----------
                                                                        513,798
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES: 6.1%
  5,000    Automatic Data Processing, Inc. .......................      217,750
 44,900    Cendant Corp. .........................................      713,012
  3,450    Concord EFS, Inc. .....................................      103,983
  9,800    First Data Corp. ......................................      364,560
  3,700    Fiserv, Inc. ..........................................      135,827
 11,700    Sabre Holdings Corp. ..................................      418,860
  8,600    Valassis Communications, Inc. .........................      313,900
 15,000    Waste Management, Inc. ................................      390,750
                                                                    -----------
                                                                      2,658,642
                                                                    -----------
COMMUNICATIONS EQUIPMENT: 2.1%
  4,000    Brocade Communications Systems, Inc. ..................       69,920
 14,520    Cisco Systems, Inc. ...................................      202,554
 12,800    Corning, Inc. .........................................       45,440
 24,400    Motorola, Inc. ........................................      351,848
  8,200    QUALCOMM, Inc. ........................................      225,418
                                                                    -----------
                                                                        895,180
                                                                    -----------
COMPUTERS & PERIPHERALS: 1.6%
  8,000    Dell Computer Corp. ...................................      209,120
 18,250    EMC Corp. .............................................      137,788
  4,315    International Business Machines Corp. .................      310,680
  9,600    Sun Microsystems, Inc. ................................       48,096
                                                                    -----------
                                                                        705,684
                                                                    -----------
DIVERSIFIED FINANCIALS: 13.4%
  6,500    American Express Co. ..................................      236,080
 33,300    Charles Schwab Co. ....................................      372,960
 16,570    Citigroup, Inc. .......................................      642,088
 16,100    Federal Home Loan Mortgage Corp. ......................      985,320
 10,600    Federal National Mortgage Association .................      781,750
 10,690    Franklin Resources, Inc. ..............................      455,822
  4,000    Goldman Sachs Group, Inc. .............................      293,400
  4,800    Household International, Inc. .........................      238,560
  5,100    Lehman Brothers Holdings, Inc. ........................      318,852
 13,800    MBNA Corp. ............................................      456,366
  3,300    Merrill Lynch and Co., Inc. ...........................      133,650
  9,300    Morgan Stanley ........................................      400,644
  5,100    SLM Corp. .............................................      494,190
                                                                    -----------
                                                                      5,809,682
                                                                    -----------

DIVERSIFIED TELECOM SERVICES: 0.0%
 59,620    WorldCom, Inc.--WorldCom Group* .......................        5,366
                                                                    -----------
ELECTRICAL EQUIPMENT: 0.8%
 13,300    Energizer Holdings, Inc. ..............................      364,686
                                                                    -----------

4                       See Notes to Financial Statements

                         EAI SELECT MANAGERS EQUITY FUND
          SCHEDULE OF INVESTMENTS JUNE 30, 2002 (Unaudited) (continued)
NO. OF
COMMON
SHARES                 SECURITIES                                 VALUE (NOTE 1)
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTATION: 1.1%
  7,000    Agilent Technologies, Inc. ............................  $   165,550
  2,800    Millipore Corp. .......................................       89,544
 11,825    Solectron Corp. .......................................       72,724
  5,400    Waters Corp. ..........................................      144,180
                                                                    -----------
                                                                        471,998
                                                                    -----------
FOOD & DRUG RETAILING: 1.0%
  6,200    Sysco Corp. ...........................................      168,764
  6,700    Walgreen Co. ..........................................      258,821
                                                                    -----------
                                                                        427,585
                                                                    -----------
FOOD PRODUCTS: 2.8%
  7,000    Hershey Foods Corp. ...................................      437,500
 14,400    Wrigley (Wm.) Jr. Co. .................................      797,040
                                                                    -----------
                                                                      1,234,540
                                                                    -----------
HEALTHCARE EQUIPMENT & SUPPLY: 2.6%
  5,000    Applera Corp. .........................................       97,450
  1,700    Baxter International, Inc. ............................       75,565
  5,000    Biomet, Inc. ..........................................      135,600
 16,311    Boston Scientific Corp. ...............................      478,239
 11,500    Guidant Corp. .........................................      347,645
                                                                    -----------
                                                                      1,134,499
                                                                    -----------
HEALTHCARE PROVIDERS & SERVICES: 2.8%
  5,600    CIGNA Corp. ...........................................      545,552
  2,815    McKesson Corp. ........................................       92,051
  2,500    Quest Diagnostics, Inc. ...............................      215,125
  5,100    Tenet Healthcare Corp. ................................      364,905
                                                                    -----------
                                                                      1,217,633
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE: 4.5%
  3,700    Carnival Corp. ........................................      102,453
 24,300    Harrah's Entertainment, Inc. ..........................    1,077,705
 17,235    McDonalds Corp. .......................................      490,336
  8,400    Starwood Hotels and Resorts
           Worldwide, Inc. .......................................      276,276
                                                                    -----------
                                                                      1,946,770
                                                                    -----------
HOUSEHOLD PRODUCTS: 1.1%
  7,700    Kimberly-Clark Corp. ..................................      477,400
                                                                    -----------
INFORMATION TECHNOLOGY CONSULTING & SERVICES: 1.8%
  9,800    Computer Sciences Corp. ...............................      468,440
  8,500    Electronic Data Systems Corp. .........................      315,775
                                                                    -----------
                                                                        784,215
                                                                    -----------
INSURANCE: 8.6%
  6,600    Ace Ltd. ..............................................      208,560
  5,300    Ambac Financial Group, Inc. ...........................      356,160
 13,500    AON Corp. .............................................      397,980
    200    Berkshire Hathaway, Inc. (Class B) ....................      446,800
  3,100    Chubb Corp. ...........................................      219,480
  7,900    Hartford Financial Services Group, Inc. ...............      469,813
  3,400    Jefferson-Pilot Corp. .................................      159,800
 11,000    Lincoln National Corp. ................................      462,000
  5,100    Marsh & McLennan Cos., Inc. ...........................      492,660
 12,700    St. Paul Cos., Inc. ...................................      494,284
                                                                    -----------
                                                                      3,707,537
                                                                    -----------
MACHINERY: 0.6%
  5,000    Deere & Co. ...........................................      239,500
                                                                    -----------
MEDIA: 10.8%
 18,600    AOL Time Warner, Inc. .................................      273,606
 10,100    Cablevision Systems Corp.--New York Group (Class A) ...       95,546
  9,475    Clear Channel Communications, Inc. ....................      303,390
  7,600    Comcast Corp. .........................................      178,068
 18,000    EchoStar Communications Corp. .........................      334,080
 16,800    Entravision Communications Corp. (Class A) ............      205,800
  4,800    Gannett Co., Inc. .....................................      364,320
 45,200    Liberty Media Corp. ...................................      429,400
 13,700    Metro-Goldwyn-Mayer Inc. ..............................      160,290
  4,000    New York Times Co. (Class A) ..........................      206,000
  2,900    Omnicom Group, Inc. ...................................      132,820
  7,600    Rainbow Media Group ...................................       66,500
 14,400    Univision Communications, Inc. (Class A) ..............      452,160
 23,278    Viacom, Inc. (Class B) ................................    1,032,845
 12,800    Westwood One, Inc. ....................................      427,776
                                                                    -----------
                                                                      4,662,601
                                                                    -----------

                       See Notes to Financial Statements                     5

                         EAI SELECT MANAGERS EQUITY FUND
          SCHEDULE OF INVESTMENTS JUNE 30, 2002 (Unaudited) (continued)

NO. OF
COMMON
SHARES                 SECURITIES                                 VALUE (NOTE 1)
-------------------------------------------------------------------------------
MULTILINE RETAIL: 2.2%
  8,200    Costco Wholesale Corp. ................................  $   316,684
  7,700    Target Corp. ..........................................      293,370
  6,100    Wal-Mart Stores, Inc. .................................      335,561
                                                                    -----------
                                                                        945,615
                                                                    -----------
OIL & GAS: 2.1%
  4,500    Anadarko Petroleum Corp. ..............................      221,850
  4,034    ChevronTexaco Corp. ...................................      357,009
  5,800    Phillips Petroleum Co. ................................      341,504
                                                                    -----------
                                                                        920,363
                                                                    -----------
PAPER & FOREST PRODUCTS: 1.8%
  8,000    International Paper Co. ...............................      348,640
  6,700    Weyerhaeuser Co. ......................................      427,795
                                                                    -----------
                                                                        776,435
                                                                    -----------
PERSONAL PRODUCTS: 1.4%
  2,330    Avon Products, Inc. ...................................      121,719
 14,000    Gillette Co. ..........................................      474,180
                                                                    -----------
                                                                        595,899
                                                                    -----------
PHARMACEUTICAL: 3.8%
  6,500    Abbott Laboratories ...................................      244,725
  6,200    Johnson & Johnson .....................................      324,012
  8,390    Merck & Co., Inc. .....................................      424,870
 13,100    Pfizer, Inc. ..........................................      458,500
  2,707    Pharmacia Corp. .......................................      101,377
  5,000    Sicor, Inc. ...........................................       92,700
                                                                    -----------
                                                                      1,646,184
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS: 2.5%
  3,000    Analog Devices, Inc. ..................................       89,100
 16,170    Applied Materials, Inc. ...............................      307,553
  3,800    Broadcom Corp. (Class A) ..............................       66,652
 10,455    Intel Corp. ...........................................      191,013
  4,050    Micron Technology, Inc. ...............................       81,891
  4,000    Novellus Systems, Inc. ................................      136,000
  5,000    Teradyne, Inc. ........................................      117,500
  4,000    Texas Instruments, Inc. ...............................       94,800
                                                                    -----------
                                                                      1,084,509
                                                                    -----------
SOFTWARE: 3.3%
  4,700    Computer Associates International, Inc. ...............  $    74,683
 14,600    Intuit Inc. ...........................................      725,912
  3,000    Microsoft Corp. .......................................      162,360
 38,340    Oracle Corp. ..........................................      363,080
  4,200    Veritas Software Corp. ................................       83,118
                                                                    -----------
                                                                      1,409,153
                                                                    -----------
SPECIALTY RETAIL: 0.9%
  7,355    Home Depot, Inc. ......................................      270,149
  3,300    Michael Stores, Inc. ..................................      128,700
                                                                    -----------
                                                                        398,849
                                                                    -----------
TEXTILE & APPAREL: 0.9%
  7,000    Nike, Inc. (Class B) ..................................      375,550
                                                                    -----------
WIRELESS TELECOM SERVICE: 0.8%
 62,500    Crown Castle International Corp. ......................      245,625
 17,875    Nextel Communications, Inc. (Class A) .................       57,379
  6,600    Sprint Corp. (PCS Group) ..............................       29,497
                                                                    -----------
                                                                        332,501
                                                                    -----------
TOTAL COMMON STOCKS: 96.1%
(cost: $46,411,038) ..............................................   41,630,711
                                                                    -----------
SHORT-TERM INVESTMENT: 1.4%
591,485    Dreyfus Cash Management Fund (Institutional Shares) ...      591,485
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT:
(cost: $591,485) .................................................      591,485
TOTAL INVESTMENTS: 97.5%
(cost: $47,002,523) ..............................................   42,222,196
OTHER ASSETS LESS LIABILITIES: 2.5% ..............................    1,065,808
                                                                    -----------
NET ASSETS: 100% .................................................  $43,288,004
                                                                    -----------
----------
Glossary:
   * Fair value as determined by the Board of Trustees.

6                      See Notes to Financial Statements

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002 (Unaudited)
ASSETS:
Investments, at value (cost: $47,002,523)(Note 1)                  $ 42,222,196
Cash                                                                    115,569
Receivables:
  Capital shares sold                                                 1,107,070
  Securities sold                                                        30,988
  Dividends and interest                                                 29,995
Prepaid insurance                                                        32,820
                                                                   ------------
    Total assets                                                     43,538,638
                                                                   ------------
LIABILITIES:
Payables:
  Securities purchased                                                  147,813
  Management fee                                                         35,002
  Administration fee                                                      8,219
  Capital shares redeemed                                                 1,500
  Accrued expenses and other liabilities                                 58,100
                                                                   ------------
    Total liabilities                                                   250,634
                                                                   ------------
NET ASSETS                                                         $ 43,288,004
                                                                   ------------
Net asset value, maximum offering price and
  redemption price per share
  ($43,288,004 / 6,600,068 shares of beneficial
  interest outstanding with an unlimited number
  of no par value shares authorized)                               $       6.56
                                                                   ------------
Composition of net assets:
  Aggregate paid in capital                                        $ 51,594,299
  Net unrealized appreciation of investments                         (4,780,327)
  Accumulated net investment loss                                       (50,643)
  Accumulated net realized loss                                      (3,475,325)
                                                                   ------------
                                                                   $ 43,288,004
                                                                   ============
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002 (Unaudited)

INCOME:
Dividends                                                          $    213,839
Interest                                                                  9,013
                                                                   ------------
    Total income                                                        222,852

EXPENSES:
Management (Note 2)                                 $    218,796
Administrative (Note 2)                                   47,564
Professional                                              36,275
Custodian                                                 24,225
Insurance                                                 34,494
Transfer agent                                            16,051
Trustees                                                  15,000
Shareholder reports                                        9,085
Registration                                               6,239
Other                                                      4,133
                                                    ------------
    Total expenses                                       411,862
                                                    ------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (CONTINUED)
Fees waived by the Manager (Note 2)                                $   (138,367)
                                                                   ------------
  Net expenses                                                          273,495
                                                                   ------------
  Net investment loss                                                   (50,643)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS: (NOTE 3)
Net realized loss from investments                                   (1,483,930)
Net change in unrealized appreciation of investments                 (6,496,618)
                                                                   ------------
Net realized and unrealized loss on investments                      (7,980,548)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (8,031,191)
                                                                   ============
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED    YEAR ENDED
                                                  JUNE 30, 2002    DECEMBER 31,
                                                   (UNAUDITED)         2001
                                                  ------------     ------------
DECREASE IN NET ASSETS:
Operations:
  Net investment loss                              $    (50,643)   $   (107,372)
  Net realized gain (loss) from investments          (1,483,930)     (1,468,836)
  Net change in unrealized appreciation
    of investments                                   (6,496,618)     (6,364,690)
                                                   ------------    ------------
  Net decrease in net assets resulting
    from operations                                  (8,031,191)     (7,940,898)
                                                   ------------    ------------
Capital share transactions*:
  Net proceeds from sales of shares                   2,437,100       4,238,519
  Cost of shares redeemed                            (1,254,924)     (9,908,385)
                                                   ------------    ------------
  Increase (decrease) in net assets resulting
    from capital share transactions                   1,182,176      (5,669,866)
                                                   ------------    ------------
  Total decrease in net assets                       (6,849,015)    (13,610,764)

NET ASSETS:
  Beginning of period                                50,137,019      63,747,783
                                                   ------------    ------------
  End of period                                    $ 43,288,004    $ 50,137,019
                                                   ============    ============
*SHARES OF BENEFICIAL INTEREST
  ISSUED AND REDEEMED:
Shares sold                                             342,644         526,702
Shares redeemed                                        (172,166)     (1,165,670)
                                                   ------------    ------------
Net increase (decrease)                                 170,478        (638,968)
                                                   ============    ============

                        See Notes to Financial Statements                      7

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

                                                  SIX MONTHS
                                                    ENDED                           YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2002     ------------------------------------------------------
                                                  (UNAUDITED)       2001         2000        1999        1998       1997
                                                    -------        -------     -------     -------     -------    -------
Net Asset Value, Beginning of Period ............   $  7.80        $  9.02     $ 11.13     $ 10.29     $  9.43    $ 10.82
                                                    -------        -------     -------     -------     -------    -------
Income From Investment Operations:
Net Investment Income (Loss) ....................     (0.01)         (0.02)      (0.02)      (0.02)       0.01       0.08
Net Gain (Loss) on Investments
  (both realized and unrealized) ................     (1.23)         (1.20)      (0.58)       3.18        2.24       3.04
                                                    -------        -------     -------     -------     -------    -------
Total From Investment Operations ................     (1.24)         (1.22)      (0.60)       3.16        2.25       3.12
Less Distributions from:
  Net Investment Income .........................        --             --          --          --       (0.02)     (0.08)
  Net Realized Gain on Investments ..............        --             --       (1.51)      (2.32)      (1.37)     (4.43)
                                                    -------        -------     -------     -------     -------    -------
Total Distributions .............................        --             --       (1.51)      (2.32)      (1.39)     (4.51)
                                                    -------        -------     -------     -------     -------    -------
Net Asset Value, End of Period ..................   $  6.56        $  7.80     $  9.02     $ 11.13     $ 10.29    $  9.43
                                                    =======        =======     =======     =======     =======    =======
Total Investment Return(a) ......................    (15.90%)       (13.53%)     (5.39%)     30.71%      23.86%     28.84%

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000) .................   $43,288        $50,137     $63,748     $65,545     $55,449    $52,344
Ratio of Gross Expenses to Average Net Assets ...     1.73%(c)       1.66%       1.56%       1.60%       1.66%      1.55%
Ratio of Net Expenses to Average Net Assets .....     1.15%(c)       1.15%       1.15%       1.15%       1.15%      1.15%
Ratio of Net Investment Income (Loss)
  to Average Net Assets(b) ......................    (0.21%)(c)     (0.21%)     (0.21%)     (0.19%)      0.09%      0.37%
Portfolio Turnover Rate .........................       27%            70%         93%         82%         63%        78%

----------

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of distributions at net asset value on the payable date and a redemption on the last day of the period.

(b)  Ratios  would have been  (0.79%),(0.72%),  (0.62%),  (0.64%),  (0.42%)  and
     (0.03%), respectively, had the Manager not waived expenses.

(c)  Annualized.

8                       See Notes to Financial Statements

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

EAI Select Managers Equity Fund (the "Fund"), organized as a Massachusetts business trust on September 27, 1995, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are presented in conformity with generally accepted accounting principles in the United States. The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect reported amounts in the financial statements. Actual results could differ from these estimates.

A. SECURITY VALUATION--Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the principal markets for such securities on the last business day of the period. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the last bid price. Short-term obligations with more than sixty days remaining to maturity are valued at market. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which, with accrued interest, approximates market value. Securities for which quotations are not readily available are stated at fair value as determined by the Board of Trustees.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable incometo its shareholders. Therefore, no federal income tax provision is required.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with generally accepted accounting principles in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities are determined on the specific identification cost method. Dividend income is recorded on ex-dividend date. Interest income is accrued as earned.

NOTE 2--AGREEMENTS AND TRANSACTIONS OF RELATED PARTIES--Evaluation Associates Capital Markets, Inc. (the "Manager"), a wholly owned subsidiary of EAI Partners, L.P. (the "Parent"), earned fees of $218,796 for the six months ended June 30, 2002 for management of the Fund. The fee is based on an annual rate of 0.92% of average daily net assets. For the six months ended June 30, 2002, the Manager agreed to waive management fees in the amount of $138,367 which represents the amount exceeding a self imposed expense limitation of 1.15% of average daily net assets per annum. Such limitation will be in effect until December 31, 2002.

Certain officers and trustees of the Fund are officers, directors, or partners of the Manager or Parent.

Affiliates of the Manager or Parent and counsel to the Fund hold 2,369,787 shares (35.9%) and 2,238,120 shares (33.9%), respectively, of the outstanding shares of the Fund. Additionally, 881,203 shares are owned by two other shareholders, each of whom owns 6.8% and 6.5% of the outstanding shares of the Fund, respectively.

The Manager pays from its management fee four Subadvisers a fee at the annual rate of 0.375 of 1% and one Subadvisor a fee at the annual rate of 0.25% of 1% of the average monthly net asset value of the Fund managed by that Subadviser.

At June 30, 2002, the Subadvisers are Iridian Asset Management LLC, Goldman Sachs Asset Management, Mastrapasqua & Associates, Inc., Cohen, Klingenstein & Marks, Inc., and Siphron Capital Management.

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

In accordance with a Portfolio Accounting and Administration Agreement with Van Eck Associates Corporation, the Fund accrued $47,564 in administration fees for the six months ended June 30, 2002. The annual fee is graduated, beginning at
0.20 of 1% of the average daily net assets of less than $100 million to 0.12 of 1% of the average daily net assets in excess of $260 million.

The Fund accrued $22,830 of legal fees payable to Day, Berry & Howard LLP, counsel to the Fund, for the six months ended June 30, 2002 for legal services in conjunction with the Fund's ongoing operations.

DISTRIBUTION AGREEMENT--Under the terms of a Distribution Agreement with the Fund, EAI Securities Inc., a wholly owned subsidiary of the Parent, serves as the Distributor of the Fund's shares. EAI Securities, Inc., does not receive any fees for services provided pursuant to this agreement.

NOTE 3--PURCHASES AND SALES--Purchases and sales of securities, other than short-term obligations, aggregated $13,212,821 and $12,388,368, respectively, for the six months ended June 30, 2002. For federal income tax purposes the cost of investments owned at June 30, 2002 was $47,002,523.

As of June 30, 2002, net unrealized depreciation for federal income tax purposes aggregated $4,780,327 of which $4,015,843 related to appreciated securities and $8,796,170 related to depreciated securities.

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

TRUSTEE'S/OFFICER'S NAME,
ADDRESS1, AGE, POSITION(S)
HELD WITH FUND AND LENGTH                                            OTHER
OF SERVICE AS AN EAI SELECT  PRINCIPAL OCCUPATION(S) DURING          DIRECTOR-
TRUSTEE OR OFFICER(2):       PAST FIVE YEARS:                        SHIPS HELD:
--------------------------------------------------------------------------------

INTERESTED TRUSTEES

Phillip N. Maisano (55)*+#   Chairman, Chief Executive Officer,      None
Trustee, Chief Executive     President and Director of Evaluation
Officer and President        Associates Holding Corporation
since 1995                   ("Holding"), which is the general
                             partner of EAI Partners, L.P., an
                             investment consulting and management
                             company and parent of the Manager,
                             (the "Parent"); Chairman, Chief
                             Executive Officer and Director of
                             Evaluation Associates Capital Markets,
                             Incorporated (the "Manager"), an
                             investment management company and
                             investment adviser to the Fund;
                             Chairman and Director of EAI
                             Securities Inc. (the "Distributor"),
                             a registered broker/dealer and the
                             distributor for the Fund.

--------------------------------------------------------------------------------
Keith Stransky (51)*#        Senior Vice President of Holding;       None
Trustee and Senior Vice      Executive Vice President of the
President since 1995         Manager.

--------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

Charles E. Collard (69) @^   Vice President, Airline Claim,          None
Trustee since 1995           Associated Aviation Underwriters, an
                             aviation insurance company.

--------------------------------------------------------------------------------
Neal Jewell (67) @^          Executive Vice President, AIGAM, a      Trustee of
Trustee since 1995           division of AIG and registered          Diversified
                             investment adviser (1991-1994);         Investment
                             retired/part-time independent           Portfolios
                             consultant.

--------------------------------------------------------------------------------
James Schuppenhauer (59)+@^  Vice President, Administration and      None
Trustee since 1995           Finance, Belmont Abbey College.

--------------------------------------------------------------------------------
OFFICERS

William C. Crerend (40)*     Senior Vice President and General
Vice President since 1995    Counsel of the Manager (1994-1997);
                             Executive Vice President, Chief
                             Operating Officer and General Counsel
                             of the Manager (1997-1999); President
                             of the Manager; Director, Senior Vice
                             President and General Counsel of the
                             Parent; Senior Vice President and
                             Agent for the Distributor.

--------------------------------------------------------------------------------
Peter Gwiazdowski (48)*      Vice President and Treasurer of         None
Treasurer (Chief Financial   the Manager.
& Accounting Officer)
since 1995
--------------------------------------------------------------------------------

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

OFFICERS (CONT'D)

Elke Bartel (59)*            Secretary of the Manager and the        None
Secretary since 1995         Distributor; Senior Vice President,
                             Secretary and Treasurer of the Parent.

--------------------------------------------------------------------------------

Thomas H. Elwood (54)        Former Associate Counsel of Jefferson   None
99 Park Avenue               Pilot Insurance Company and officer of
New York, NY 10016           other investment companies distributed
Assistant Secretary          by Jefferson Pilot and its affiliates
since 1998                   (1994-1998); Vice President and
                             Secretary of funds advised by Van Eck
                             Associates Corporation and officer of
                             funds distributed and administered by
                             Van Eck Associates Corporation; Vice
                             President and/or General Counsel of
                             Van Eck Associates Corporation and
                             other affiliated companies.

--------

(1) The address for each Trustee/Officer is 200 Connecticut Avenue, Suite 700, Norwalk, CT 06854, except where noted.

(2) Each trustee serves for an indefinite term, until his resignation, death or removal. Officers are elected yearly by the Trustees. * An "interested person" as defined in the 1940 Act.

+ Member of the Executive Committee--exercises general powers of Board of Trustees between meetings of the Board. The committee has not met in 2002.

# Member of the Nominating Committee for interested Trustees. The committee has not met in 2002. Such committee will not consider nominees recommended by shareholders.

^ Member of the Nominating Committee for non-interested Trustees. The committee has not met in 2002. Such committee will not consider nominees recommended by shareholders.

@ Member of the Audit Committee--reviews fees, services, procedures, conclusions and recommendations of independent auditors.

     The Audit Committee met once in the six months ended June 30, 2002.

================================================================================


INVESTMENT MANAGER
Evaluation Associates Capital Markets, Inc.
200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958

ADMINISTRATOR
Van Eck Associates Corporation
99 Park Avenue
New York, NY 10016

LEGAL COUNSEL
Day, Berry & Howard LLP
CityPlace
Hartford, CT 06103

TRANSFER AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105-1802

CUSTODIAN
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES MORE COMPLETE INFORMATION SUCH AS CHARGES AND EXPENSES. FOR A PROSPECTUS AND ADDITIONAL INFORMATION ABOUT EAI SELECT MANAGERS EQUITY FUND, PLEASE CALL THE NUMBER LISTED BELOW.


[EAI SELECT logo]

EAI Select Managers Equity Fund
EAI Securities Inc. -- DISTRIBUTOR
200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958
(203) 855-2255 (call collect)
www.eaiselect.com

================================================================================


                                  <>  <>  <>

                            ========================


                                   EAI SELECT
                             ---------------------
                                    MANAGERS
                             ---------------------
                                  EQUITY FUND
                             ---------------------
                                  SEMI-ANNUAL
                             ---------------------
                                     REPORT
                             ---------------------
                                 JUNE 30, 2002




                            ========================

                                   [EAI SELECT
                                     Logo]